Annual Total Returns - Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund [BarChart] - 10.31 Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Retail PRO-06 - Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund - Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Retail Class
Dec. 30, 2020
Bar Chart Table:
Annual Return 2010	25.47%
Annual Return 2011	(15.34%)
Annual Return 2012	20.84%
Annual Return 2013	1.37%
Annual Return 2014	(10.88%)
Annual Return 2015	(15.75%)
Annual Return 2016	28.81%
Annual Return 2017	25.20%
Annual Return 2018	(13.32%)
Annual Return 2019	21.95%